Shareholder Report	12 Months Ended	68 Months Ended
	Mar. 31, 2025 USD ($) Holding	Mar. 31, 2025 USD ($) Holding	Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tributary Funds, Inc.
Entity Central Index Key	0000932381
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000063510
Shareholder Report [Line Items]
Fund Name	Tributary Balanced Fund
Class Name	Institutional
Trading Symbol	FOBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tributary Balanced Fund for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Tributary Balanced Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at www.tributaryfunds.com/resources. You can also request this information by contacting us at (800) 662-4203.

Additional Information Phone Number	(800) 662-4203
Additional Information Website	www.tributaryfunds.com/resources
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$95	0.93%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.93%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	One Year	Five Year	Ten Year
Institutional Class	4.65%	10.59%	7.07%
Russell 3000 Index	7.22%	18.18%	11.80%
Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index	5.65%	0.86%	1.81%
Composite Index (60% Russell 3000® Index, 40% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index)	6.75%	11.25%	8.00%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 29, 2024, the Fund changed its primary benchmark index from the Composite Index (60% Russell 3000® Index, 40% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index) to the Russell 3000® Index due to regulatory requirements. The Fund retained the Composite Index (60% Russell 3000® Index, 40% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index) as a secondary benchmark index because the Composite Index (60% Russell 3000® Index, 40% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index) more closely reflects the market sectors in which the Fund invests.
Prior Market Index Comparison [Text Block]	The Fund retained the Composite Index (60% Russell 3000® Index, 40% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index) as a secondary benchmark index
Updated Performance Information Location [Text Block]
AssetsNet	$ 78,573,410	$ 78,573,410	$ 78,573,410
Holdings Count | Holding	208	208	208
Advisory Fees Paid, Amount	$ 341,026
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$78,573,410
# of Portfolio Holdings	208
Portfolio Turnover Rate	22%
Investment Advisory Fees (Net of fees waived)	$341,026

Holdings [Text Block]

Sector Weightings

(% total investments)

Value	Value
Information Technology	18.1%
Government Securities	14.5%
Financials	12.7%
Consumer Discretionary	7.5%
Asset Backed Securities	7.3%
Industrials	6.6%
Communication Services	6.3%
Health Care	6.3%
Consumer Staples	4.5%
Short-Term Investments	3.7%
Non-Agency Commercial Mortgage Backed Securities	2.8%
Energy	2.5%
Utilities	2.1%
Real Estate	1.8%
Materials	1.3%
Non-Agency Residential Mortgage Backed Securities	1.3%
U.S. Government Mortgage Backed Securities	0.7%

Largest Holdings [Text Block]

Top Ten Holdings

(% of net assets)

Apple, Inc.	4.34%
U.S. Treasury Note/Bond	3.89%
U.S. Treasury Note/Bond	3.83%
Microsoft Corp.	3.79%
NVIDIA Corp.	3.60%
Alphabet, Inc., Class C	2.34%
Amazon.com, Inc.	2.29%
U.S. Treasury Note/Bond	2.08%
U.S. Treasury Note/Bond	1.92%
U.S. Treasury Note	1.83%

Holdings are shown excluding cash equivalents.

C000091256
Shareholder Report [Line Items]
Fund Name	Tributary Balanced Fund
Class Name	Institutional Plus
Trading Symbol	FOBPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tributary Balanced Fund for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Tributary Balanced Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at www.tributaryfunds.com/resources. You can also request this information by contacting us at (800) 662-4203.

Additional Information Phone Number	(800) 662-4203
Additional Information Website	www.tributaryfunds.com/resources
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus	$78	0.76%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.76%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	One Year	Five Year	Ten Year
Institutional Plus Class	4.78%	10.77%	7.26%
Russell 3000 Index	7.22%	18.18%	11.80%
Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index	5.65%	0.86%	1.81%
Composite Index (60% Russell 3000® Index, 40% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index)	6.75%	11.25%	8.00%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 29, 2024, the Fund changed its primary benchmark index from the Composite Index (60% Russell 3000® Index, 40% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index) to the Russell 3000® Index due to regulatory requirements. The Fund retained the Composite Index (60% Russell 3000® Index, 40% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index) as a secondary benchmark index because the Composite Index (60% Russell 3000® Index, 40% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index) more closely reflects the market sectors in which the Fund invests.
Prior Market Index Comparison [Text Block]	The Fund retained the Composite Index (60% Russell 3000® Index, 40% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index) as a secondary benchmark index
Updated Performance Information Location [Text Block]
AssetsNet	$ 78,573,410	$ 78,573,410	$ 78,573,410
Holdings Count | Holding	208	208	208
Advisory Fees Paid, Amount	$ 341,026
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$78,573,410
# of Portfolio Holdings	208
Portfolio Turnover Rate	22%
Investment Advisory Fees (Net of fees waived)	$341,026

Holdings [Text Block]

Sector Weightings

(% total investments)

Value	Value
Information Technology	18.1%
Government Securities	14.5%
Financials	12.7%
Consumer Discretionary	7.5%
Asset Backed Securities	7.3%
Industrials	6.6%
Communication Services	6.3%
Health Care	6.3%
Consumer Staples	4.5%
Short-Term Investments	3.7%
Non-Agency Commercial Mortgage Backed Securities	2.8%
Energy	2.5%
Utilities	2.1%
Real Estate	1.8%
Materials	1.3%
Non-Agency Residential Mortgage Backed Securities	1.3%
U.S. Government Mortgage Backed Securities	0.7%

Largest Holdings [Text Block]

Top Ten Holdings

(% of net assets)

Apple, Inc.	4.34%
U.S. Treasury Note/Bond	3.89%
U.S. Treasury Note/Bond	3.83%
Microsoft Corp.	3.79%
NVIDIA Corp.	3.60%
Alphabet, Inc., Class C	2.34%
Amazon.com, Inc.	2.29%
U.S. Treasury Note/Bond	2.08%
U.S. Treasury Note/Bond	1.92%
U.S. Treasury Note	1.83%

Holdings are shown excluding cash equivalents.

C000063509
Shareholder Report [Line Items]
Fund Name	Tributary Income Fund
Class Name	Institutional
Trading Symbol	FOINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tributary Income Fund for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Tributary Income Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at www.tributaryfunds.com/resources. You can also request this information by contacting us at (800) 662-4203.

Additional Information Phone Number	(800) 662-4203
Additional Information Website	www.tributaryfunds.com/resources
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$63	0.61%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.61%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	One Year	Five Year	Ten Year
Institutional Class	5.06%	-0.12%	1.50%
Bloomberg Barclays U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 171,791,960	$ 171,791,960	$ 171,791,960
Holdings Count | Holding	201	201	201
Advisory Fees Paid, Amount	$ 393,386
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$171,791,960
# of Portfolio Holdings	201
Portfolio Turnover Rate	16%
Investment Advisory Fees (Net of fees waived)	$393,386

Holdings [Text Block]

Sector Weightings

(% total investments)

Value	Value
U.S. Government Mortgage Backed Securities	30.4%
Corporate Bonds	26.5%
U.S. Treasury Securities	23.7%
Asset Backed Securities	6.7%
Non-Agency Residential Mortgage Backed Securities	6.5%
Non-Agency Commercial Mortgage Backed Securities	2.9%
Short-Term Investments	2.6%
Municipals	0.7%

Largest Holdings [Text Block]

Top Ten Holdings

(% of net assets)

U.S. Treasury Note/Bond	7.94%
U.S. Treasury Bond	5.07%
U.S. Treasury Note/Bond	3.24%
U.S. Treasury Note/Bond	3.07%
U.S. Treasury Note/Bond	1.79%
Federal Home Loan Mortgage Corp.	1.46%
Federal National Mortgage Association	1.38%
Federal National Mortgage Association	1.37%
Federal National Mortgage Association	1.05%
Federal Home Loan Mortgage Corp.	1.05%

Holdings are shown excluding cash equivalents

C000091255
Shareholder Report [Line Items]
Fund Name	Tributary Income Fund
Class Name	Institutional Plus
Trading Symbol	FOIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tributary Income Fund for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Tributary Income Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at www.tributaryfunds.com/resources. You can also request this information by contacting us at (800) 662-4203.

Additional Information Phone Number	(800) 662-4203
Additional Information Website	www.tributaryfunds.com/resources
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus	$50	0.49%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.49%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	One Year	Five Year	Ten Year
Institutional Plus Class	5.08%	0.00%	1.64%
Bloomberg Barclays U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 171,791,960	$ 171,791,960	$ 171,791,960
Holdings Count | Holding	201	201	201
Advisory Fees Paid, Amount	$ 393,386
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$171,791,960
# of Portfolio Holdings	201
Portfolio Turnover Rate	16%
Investment Advisory Fees (Net of fees waived)	$393,386

Holdings [Text Block]

Sector Weightings

(% total investments)

Value	Value
U.S. Government Mortgage Backed Securities	30.4%
Corporate Bonds	26.5%
U.S. Treasury Securities	23.7%
Asset Backed Securities	6.7%
Non-Agency Residential Mortgage Backed Securities	6.5%
Non-Agency Commercial Mortgage Backed Securities	2.9%
Short-Term Investments	2.6%
Municipals	0.7%

Largest Holdings [Text Block]

Top Ten Holdings

(% of net assets)

U.S. Treasury Note/Bond	7.94%
U.S. Treasury Bond	5.07%
U.S. Treasury Note/Bond	3.24%
U.S. Treasury Note/Bond	3.07%
U.S. Treasury Note/Bond	1.79%
Federal Home Loan Mortgage Corp.	1.46%
Federal National Mortgage Association	1.38%
Federal National Mortgage Association	1.37%
Federal National Mortgage Association	1.05%
Federal Home Loan Mortgage Corp.	1.05%

Holdings are shown excluding cash equivalents

C000164428
Shareholder Report [Line Items]
Fund Name	Tributary Nebraska Tax-Free Fund
Class Name	Institutional Plus
Trading Symbol	FONPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tributary Nebraska Tax-Free Fund for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Tributary Nebraska Tax-Free Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at www.tributaryfunds.com/resources. You can also request this information by contacting us at (800) 662-4203.

Additional Information Phone Number	(800) 662-4203
Additional Information Website	www.tributaryfunds.com/resources
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus	$45	0.45%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.45%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	One Year	Five Year	Ten Year
Institutional Plus Class	1.28%	0.48%	1.46%
Bloomberg Barclays Municipal Bond Index	1.22%	1.07%	2.13%
Bloomberg Barclays 1-15 Year Municipal Blend Index (1-17)	1.57%	1.26%	1.99%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 29, 2024, the Fund changed its primary benchmark index from the Bloomberg Barclays 1-15 Year Municipal Blend Index to the Bloomberg Barclays Municipal Bond Index due to regulatory requirements. The Fund retained the Bloomberg Barclays 1-15 Year Municipal Blend Index as a secondary benchmark index because the Bloomberg Barclays 1-15 Year Municipal Blend Index more closely reflects the market sectors in which the Fund invests.
Prior Market Index Comparison [Text Block]	The Fund retained the Bloomberg Barclays 1-15 Year Municipal Blend Index as a secondary benchmark index
Updated Performance Information Location [Text Block]
AssetsNet	$ 50,575,718	$ 50,575,718	$ 50,575,718
Holdings Count | Holding	168	168	168
Advisory Fees Paid, Amount	$ 37,076
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$50,575,718
# of Portfolio Holdings	168
Portfolio Turnover Rate	18%
Investment Advisory Fees (Net of fees waived)	$37,076

Holdings [Text Block]

Sector Weightings

(% total investments)

Value	Value
Municipals	95.3%
U.S. Government Mortgage Backed Securities	2.8%
Short-Term Investments	1.9%

Largest Holdings [Text Block]

Top Ten Holdings

(% of net assets)

Omaha Public Power District	2.52%
Douglas County Hospital Authority No. 2	2.26%
Loup River Public Power District	1.93%
Omaha School District	1.53%
Gretna Public Schools	1.40%
Douglas County School District No. 59	1.32%
Omaha School District	1.29%
Omaha School District	1.16%
City of Omaha NE, Series A	1.10%
Douglas County Sanitary & Improvement District No. 464	1.10%

Holdings are shown excluding cash equivalents.

C000063508
Shareholder Report [Line Items]
Fund Name	Tributary Short-Intermediate Bond Fund
Class Name	Institutional
Trading Symbol	FOSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tributary Short-Intermediate Bond Fund for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Tributary Short-Intermediate Bond Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at www.tributaryfunds.com/resources. You can also request this information by contacting us at (800) 662-4203.

Additional Information Phone Number	(800) 662-4203
Additional Information Website	www.tributaryfunds.com/resources
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$68	0.66%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.66%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	One Year	Five Year	Ten Year
Institutional Class	5.81%	2.10%	1.95%
Bloomberg Barclays U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
Bloomberg Barclays 1-3 Year US Government/Credit Index	5.61%	1.56%	1.73%
Bloomberg Barclays U.S. Government/Credit 1-5 Year Index	5.71%	1.27%	1.77%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 29, 2024, the Fund changed its primary benchmark index from the Bloomberg Barclays 1-3 Year US Government/Credit Index to the Bloomberg Barclays U.S. Aggregate Bond Index due to regulatory requirements. The Fund retained the Bloomberg Barclays 1-3 Year US Government/Credit Index as a secondary benchmark index because the Bloomberg Barclays 1-3 Year US Government/Credit Index more closely reflects the market sectors in which the Fund invests.
Prior Market Index Comparison [Text Block]	The Fund retained the Bloomberg Barclays 1-3 Year US Government/Credit Index as a secondary benchmark index
Updated Performance Information Location [Text Block]
AssetsNet	$ 227,182,318	$ 227,182,318	$ 227,182,318
Holdings Count | Holding	215	215	215
Advisory Fees Paid, Amount	$ 444,005
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$227,182,318
# of Portfolio Holdings	215
Portfolio Turnover Rate	42%
Investment Advisory Fees (Net of fees waived)	$444,005

Holdings [Text Block]

Sector Weightings

(% total investments)

Value	Value
Corporate Bonds	29.3%
Asset Backed Securities	28.1%
U.S. Treasury Securities	24.0%
Non-Agency Commercial Mortgage Backed Securities	11.0%
Non-Agency Residential Mortgage Backed Securities	4.7%
U.S. Government Mortgage Backed Securities	1.2%
Municipals	0.9%
Short-Term Investments	0.7%
Preferred Stocks	0.1%

Largest Holdings [Text Block]

Top Ten Holdings

(% of net assets)

U.S. Treasury Note	8.81%
U.S. Treasury Note/Bond	7.68%
U.S. Treasury Note	7.10%
DLLAD, LLC	1.06%
Mars, Inc.	1.00%
Bank of America Corp.	1.00%
Exelon Corp.	0.99%
Wells Fargo & Co.	0.99%
Goldman Sachs Group, Inc.	0.98%
Morgan Stanley	0.97%

Holdings are shown excluding cash equivalents.

C000091254
Shareholder Report [Line Items]
Fund Name	Tributary Short-Intermediate Bond Fund
Class Name	Institutional Plus
Trading Symbol	FOSPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tributary Short-Intermediate Bond Fund for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Tributary Short-Intermediate Bond Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at www.tributaryfunds.com/resources. You can also request this information by contacting us at (800) 662-4203.

Additional Information Phone Number	(800) 662-4203
Additional Information Website	www.tributaryfunds.com/resources
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	One Year	Five Year	Ten Year
Institutional Plus Class	5.91%	2.27%	2.14%
Bloomberg Barclays U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
Bloomberg Barclays 1-3 Year US Government/Credit Index	5.61%	1.56%	1.73%
Bloomberg Barclays U.S. Government/Credit 1-5 Year Index	5.71%	1.27%	1.77%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 29, 2024, the Fund changed its primary benchmark index from the Bloomberg Barclays 1-3 Year US Government/Credit Index to the Bloomberg Barclays U.S. Aggregate Bond Index due to regulatory requirements. The Fund retained the Bloomberg Barclays 1-3 Year US Government/Credit Index as a secondary benchmark index because the Bloomberg Barclays 1-3 Year US Government/Credit Index more closely reflects the market sectors in which the Fund invests.
Prior Market Index Comparison [Text Block]	The Fund retained the Bloomberg Barclays 1-3 Year US Government/Credit Index as a secondary benchmark index
Updated Performance Information Location [Text Block]
AssetsNet	$ 227,182,318	$ 227,182,318	$ 227,182,318
Holdings Count | Holding	215	215	215
Advisory Fees Paid, Amount	$ 444,005
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$227,182,318
# of Portfolio Holdings	215
Portfolio Turnover Rate	42%
Investment Advisory Fees (Net of fees waived)	$444,005

Holdings [Text Block]

Sector Weightings

(% total investments)

Value	Value
Corporate Bonds	29.3%
Asset Backed Securities	28.1%
U.S. Treasury Securities	24.0%
Non-Agency Commercial Mortgage Backed Securities	11.0%
Non-Agency Residential Mortgage Backed Securities	4.7%
U.S. Government Mortgage Backed Securities	1.2%
Municipals	0.9%
Short-Term Investments	0.7%
Preferred Stocks	0.1%

Largest Holdings [Text Block]

Top Ten Holdings

(% of net assets)

U.S. Treasury Note	8.81%
U.S. Treasury Note/Bond	7.68%
U.S. Treasury Note	7.10%
DLLAD, LLC	1.06%
Mars, Inc.	1.00%
Bank of America Corp.	1.00%
Exelon Corp.	0.99%
Wells Fargo & Co.	0.99%
Goldman Sachs Group, Inc.	0.98%
Morgan Stanley	0.97%

Holdings are shown excluding cash equivalents.

C000063513
Shareholder Report [Line Items]
Fund Name	Tributary Small Company Fund
Class Name	Institutional
Trading Symbol	FOSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tributary Small Company Fund for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Tributary Small Company Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at www.tributaryfunds.com/resources. You can also request this information by contacting us at (800) 662-4203.

Additional Information Phone Number	(800) 662-4203
Additional Information Website	www.tributaryfunds.com/resources
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$116	1.18%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.18%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	One Year	Five Year	Ten Year
Institutional Class	-3.64%	14.59%	6.94%
Russell 2000® Index	-4.01%	13.27%	6.30%
Russell 2000® Value Index	-3.12%	15.31%	6.07%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 656,368,447	$ 656,368,447	$ 656,368,447
Holdings Count | Holding	60	60	60
Advisory Fees Paid, Amount	$ 5,656,249
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$656,368,447
# of Portfolio Holdings	60
Portfolio Turnover Rate	29%
Investment Advisory Fees (Net of fees waived)	$5,656,249

Holdings [Text Block]

Sector Weightings

(% total investments)

Value	Value
Industrials	21.8%
Financials	18.9%
Consumer Discretionary	13.4%
Information Technology	13.3%
Health Care	11.0%
Real Estate	7.0%
Energy	4.1%
Utilities	3.5%
Materials	3.4%
Consumer Staples	1.1%
Short-Term Investments	2.5%

Largest Holdings [Text Block]

Top Ten Holdings

(% of net assets)

Integer Holdings Corp.	2.97%
Ollie's Bargain Outlet Holdings, Inc.	2.82%
Enpro, Inc.	2.62%
ESCO Technologies, Inc.	2.59%
Selective Insurance Group, Inc.	2.53%
Patrick Industries, Inc.	2.34%
Moelis & Co., Class A	2.22%
Korn Ferry	2.16%
Stewart Information Services Corp.	2.12%
Kforce, Inc.	2.11%

Holdings are shown excluding cash equivalents.

C000091259
Shareholder Report [Line Items]
Fund Name	Tributary Small Company Fund
Class Name	Institutional Plus
Trading Symbol	FOSBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tributary Small Company Fund for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Tributary Small Company Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at www.tributaryfunds.com/resources. You can also request this information by contacting us at (800) 662-4203.

Additional Information Phone Number	(800) 662-4203
Additional Information Website	www.tributaryfunds.com/resources
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus	$94	0.95%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.95%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	One Year	Five Year	Ten Year
Institutional Plus Class	-3.43%	14.85%	7.17%
Russell 2000® Index	-4.01%	13.27%	6.30%
Russell 2000® Value Index	-3.12%	15.31%	6.07%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 656,368,447	$ 656,368,447	$ 656,368,447
Holdings Count | Holding	60	60	60
Advisory Fees Paid, Amount	$ 5,656,249
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$656,368,447
# of Portfolio Holdings	60
Portfolio Turnover Rate	29%
Investment Advisory Fees (Net of fees waived)	$5,656,249

Holdings [Text Block]

Sector Weightings

(% total investments)

Value	Value
Industrials	21.8%
Financials	18.9%
Consumer Discretionary	13.4%
Information Technology	13.3%
Health Care	11.0%
Real Estate	7.0%
Energy	4.1%
Utilities	3.5%
Materials	3.4%
Consumer Staples	1.1%
Short-Term Investments	2.5%

Largest Holdings [Text Block]

Top Ten Holdings

(% of net assets)

Integer Holdings Corp.	2.97%
Ollie's Bargain Outlet Holdings, Inc.	2.82%
Enpro, Inc.	2.62%
ESCO Technologies, Inc.	2.59%
Selective Insurance Group, Inc.	2.53%
Patrick Industries, Inc.	2.34%
Moelis & Co., Class A	2.22%
Korn Ferry	2.16%
Stewart Information Services Corp.	2.12%
Kforce, Inc.	2.11%

Holdings are shown excluding cash equivalents.

C000195178
Shareholder Report [Line Items]
Fund Name	Tributary Small/Mid Cap Fund
Class Name	Institutional
Trading Symbol	FSMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tributary Small/Mid Cap Fund for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Tributary Small/Mid Cap Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at www.tributaryfunds.com/resources. You can also request this information by contacting us at (800) 662-4203.

Additional Information Phone Number	(800) 662-4203
Additional Information Website	www.tributaryfunds.com/resources
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$90	0.92%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.92%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	One Year	Five Year	Since Inception 08/2/19
Institutional Class	-4.61%	15.67%	9.38%
Russell 2500 Index	-3.11%	14.91%	7.81%
Russell 2500 Value Index	-1.47%	16.65%	8.00%

Performance Inception Date		Aug. 02, 2019
No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 37,902,393	$ 37,902,393	$ 37,902,393
Holdings Count | Holding	56	56	56
Advisory Fees Paid, Amount	$ 78,984
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$37,902,393
# of Portfolio Holdings	56
Portfolio Turnover Rate	25%
Investment Advisory Fees (Net of fees waived)	$78,984

Holdings [Text Block]

Sector Weightings

(% total investments)

Value	Value
Industrials	21.2%
Financials	17.9%
Consumer Discretionary	14.0%
Information Technology	12.9%
Health Care	10.0%
Real Estate	6.5%
Energy	4.8%
Consumer Staples	4.0%
Materials	3.6%
Utilities	2.5%
Communication Services	1.4%
Short-Term Investments	1.2%

Largest Holdings [Text Block]

Top Ten Holdings

(% of net assets)

Burlington Stores, Inc.	3.13%
Ollie's Bargain Outlet Holdings, Inc.	3.00%
Stifel Financial Corp.	2.91%
Casey's General Stores, Inc.	2.65%
ExlService Holdings, Inc.	2.62%
Markel Group, Inc.	2.57%
IDACORP, Inc.	2.51%
Tractor Supply Co.	2.41%
Agree Realty Corp. REIT	2.29%
Revvity, Inc.	2.27%

Holdings are shown excluding cash equivalents.

C000195179
Shareholder Report [Line Items]
Fund Name	Tributary Small/Mid Cap Fund
Class Name	Institutional Plus
Trading Symbol	FSMBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tributary Small/Mid Cap Fund for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Tributary Small/Mid Cap Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at www.tributaryfunds.com/resources. You can also request this information by contacting us at (800) 662-4203.

Additional Information Phone Number	(800) 662-4203
Additional Information Website	www.tributaryfunds.com/resources
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus	$88	0.90%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.90%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	One Year	Five Year	Since Inception 08/1/19
Institutional Plus Class	-4.54%	15.81%	9.52%
Russell 2500 Index	-3.11%	14.91%	7.63%
Russell 2500 Value Index	-1.47%	16.65%	7.84%

Performance Inception Date			Aug. 01, 2019
No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 37,902,393	$ 37,902,393	$ 37,902,393
Holdings Count | Holding	56	56	56
Advisory Fees Paid, Amount	$ 78,984
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$37,902,393
# of Portfolio Holdings	56
Portfolio Turnover Rate	25%
Investment Advisory Fees (Net of fees waived)	$78,984

Holdings [Text Block]

Sector Weightings

(% total investments)

Value	Value
Industrials	21.2%
Financials	17.9%
Consumer Discretionary	14.0%
Information Technology	12.9%
Health Care	10.0%
Real Estate	6.5%
Energy	4.8%
Consumer Staples	4.0%
Materials	3.6%
Utilities	2.5%
Communication Services	1.4%
Short-Term Investments	1.2%

Largest Holdings [Text Block]

Top Ten Holdings

(% of net assets)

Burlington Stores, Inc.	3.13%
Ollie's Bargain Outlet Holdings, Inc.	3.00%
Stifel Financial Corp.	2.91%
Casey's General Stores, Inc.	2.65%
ExlService Holdings, Inc.	2.62%
Markel Group, Inc.	2.57%
IDACORP, Inc.	2.51%
Tractor Supply Co.	2.41%
Agree Realty Corp. REIT	2.29%
Revvity, Inc.	2.27%

Holdings are shown excluding cash equivalents.